Label	Element	Value
Risk/Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2014
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2014
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2014
Prospectus Date	rr_ProspectusDate	May 01, 2014
HARTFORD MULTI-ASSET INCOME FUND (Prospectus Summary) | HARTFORD MULTI-ASSET INCOME FUND | Class A
Risk/Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFAX
HARTFORD MULTI-ASSET INCOME FUND (Prospectus Summary) | HARTFORD MULTI-ASSET INCOME FUND | Class C
Risk/Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAICX
HARTFORD MULTI-ASSET INCOME FUND (Prospectus Summary) | HARTFORD MULTI-ASSET INCOME FUND | Class I
Risk/Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFIX
HARTFORD MULTI-ASSET INCOME FUND (Prospectus Summary) | HARTFORD MULTI-ASSET INCOME FUND | Class R3
Risk/Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFRX
HARTFORD MULTI-ASSET INCOME FUND (Prospectus Summary) | HARTFORD MULTI-ASSET INCOME FUND | Class R4
Risk/Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFSX
HARTFORD MULTI-ASSET INCOME FUND (Prospectus Summary) | HARTFORD MULTI-ASSET INCOME FUND | Class R5
Risk/Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFTX
HARTFORD MULTI-ASSET INCOME FUND (Prospectus Summary) | HARTFORD MULTI-ASSET INCOME FUND | Class Y
Risk/Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HAFYX